Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2024
Marketable Securities [Abstract]
Schedule of Marketable Securities

The following is a summary of marketable securities held as of December 31, 2024 and 2023:

	December 31, 2024
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value
Matures within one year:
Corporate debentures	$215,040	$81	$(1,720)	$213,401
Government debentures	9,577	-	(41)	9,536

	224,617	81	(1,761)	222,937
Matures after one through four years:
Corporate debentures	48,074	180	(168)	48,086
Government debentures	-	-	-	-

	48,074	180	(168)	48,086

Total	$272,691	$261	$(1,929)	$271,023

	December 31, 2023
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value
Matures within one year:
Corporate debentures	$58,319	$4	$(1,031)	$57,292
Government debentures	-	-	-	-

	58,319	4	(1,031)	57,292
Matures after one through four years:
Corporate debentures	222,766	179	(7,565)	215,380
Government debentures	8,109	-	(286)	7,823

	230,875	179	(7,851)	223,203

Total	$289,194	$183	$(8,882)	$280,495

Schedule of Investments with Continuous Unrealized Losses

Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values, were as follows as of December 31, 2024 and 2023:

	December 31, 2024
	Less than 12 months		More than 12 months		Total
	Fair Value	Unrealized Losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$21,448	$(63)	$167,324	$(1,825)	$188,772	$(1,888)
Government debentures	-	-	8,062	(41)	8,062	(41)

Total	$21,448	$(63)	$175,386	$(1,866)	$196,834	$(1,929)

	December 31, 2023
	Less than 12 months		More than 12 months		Total
	Fair value	Unrealized Losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$13,456	$(73)	$226,925	$(8,523)	$240,381	$(8,596)
Government debentures	-	-	7,823	(286)	7,823	(286)

Total	$13,456	$(73)	$234,748	$(8,809)	$248,204	$(8,882)